Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2016
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

Intangible assets consist of the following:

	2016			Weighted Average Remaining Life Years
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Contract rights	$65,113	$(28,449)	$36,664	12
Covenants not to compete	14,760	(14,750)	10	1
Tradenames	22,060	—	22,060	None (Indefinite Life)

Total	$101,933	$(43,199)	$58,734

	2015			Weighted Average Remaining Life Years
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Contract rights	$65,102	$(25,428)	$39,674	12
Covenants not to compete	14,800	(14,774)	26	1
Trade names	22,199	—	22,199	None (Indefinite Life)

Total	$102,101	$(40,202)	$61,899

Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2017	$3,161
2018	3,156
2019	3,155
2020	3,155
2021	3,155

$15,782

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2016 and 2015:

Balance as of June 30, 2014	$139,158

Goodwill additions related to prior acquisitions	$1,826
Foreign currency effects on Goodwill	$(6,045)

Balance as of June 30, 2015	$134,939

Goodwill related to acquisitions	$7,902
Foreign currency effects on Goodwill	$(1,172)

Balance as of June 30, 2016	$141,669